RELATED PARTY TRANSACTIONS (Schedule of contingent consideration payable) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Activity for the contingent consideration payable [Roll Forward]
Accretion in Value	$ 451,628		$ 148,081
Steel Media [Member]
Activity for the contingent consideration payable [Roll Forward]
Beginning of period	$ 6,732,123
Activity During the Period			$ 6,584,042
Accretion in Value	$ 451,628		148,081
End of period	7,183,751		$ 6,732,123
Contingent consideration payable [Member] | Steel Media [Member]
Activity for the contingent consideration payable [Roll Forward]
Beginning of period	$ 6,732,123
Activity During the Period			$ 6,584,042
Accretion in Value	$ 451,628		148,081
End of period	$ 7,183,751		$ 6,732,123